Income taxes -Deferred tax assets (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Net operating loss carry forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning	$ 13,598	$ 16,869	$ 26,459
Recognized in profit or loss	17,489	(3,271)	(9,590)
Balance at ending	31,087	13,598	16,869
Unrealized foreign exchange gain on loan
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized in profit or loss	(13,108)
Balance at ending	(13,108)
Intangibles and development costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning	(13,598)	(16,869)	(26,459)
Recognized in profit or loss	(4,381)	3,271	9,590
Balance at ending	$ (17,979)	$ (13,598)	$ (16,869)